Net Income (Loss) Per Share - Computation of Basic and Diluted Net Loss Per Share (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income (loss)	$ 17,220	$ 68,620	$ 67,771	$ 82,896	$ 73,615	$ 88,574	$ (407,266)	$ (6,916)	$ 236,506	$ (251,993)	$ (149,498)
Net income attributable to noncontrolling interest									(3,974)	(3,687)	(1,639)
Net income (loss) attributable to Intelsat S.A.	16,194	67,624	66,768	81,946	72,631	87,798	(408,305)	(7,804)	232,532	(255,680)	(151,137)
Less: Preferred Shares dividends declared									(9,917)	(10,196)
Net income (loss) attributable to common shareholders	16,194	67,624	56,851	81,946	72,631	87,798	(418,501)	(7,804)	222,615	(265,876)	(151,137)
Net income/ (loss) attributable to common shareholders	16,194	67,624	56,851	81,946	72,631	87,798	(418,501)	(7,804)	222,615	(265,876)	(151,137)
Dilutive effect of Preferred shares									9,917
Numerator for Diluted EPS									$ 232,532	$ (265,876)	$ (151,137)
Denominator:
Basic weighted average shares outstanding (in millions)									106.5	98.5	83.0
Weighted average dilutive shares outstanding
Preferred shares (in millions)									9.6
Employee compensation related shares including options and restricted stock units (in millions)									0.6
Diluted weighted average shares outstanding (in millions)									116.7	98.5	83.0
Basic net income (loss) per common share attributable to Intelsat S.A.	$ 0.15	$ 0.63	$ 0.53	$ 0.77	$ 0.69	$ 0.83	$ (4.19)	$ (0.09)	$ 2.09	$ (2.70)	$ (1.82)
Diluted net income (loss) per common share attributable to Intelsat S.A.	$ 0.14	$ 0.58	$ 0.53	$ 0.70	$ 0.62	$ 0.75	$ (4.19)	$ (0.09)	$ 1.99	$ (2.70)	$ (1.82)